Distribution Date:	09/12/23	COMM 2014-UBS3 Mortgage Trust
Determination Date:	09/06/23
Next Distribution Date:	10/13/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25	Controlling Class	Seer Capital Partners Master Fund L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26-27	Representative
			-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591YAY1	1.402000%	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591YAZ8	2.844000%	116,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591YBA2	3.367000%	54,500,000.00	2,619,762.17	1,045,285.82	7,350.62	0.00	0.00	1,052,636.44	1,574,476.35	36.60%	30.00%
A-3	12591YBB0	3.546000%	240,000,000.00	228,219,540.81	0.00	674,388.74	0.00	0.00	674,388.74	228,219,540.81	36.60%	30.00%
A-4	12591YBC8	3.819000%	292,133,000.00	292,133,000.00	0.00	929,713.27	0.00	0.00	929,713.27	292,133,000.00	36.60%	30.00%
A-M	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00	32.27%	26.63%
B	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00	21.52%	18.25%
C	12591YBH7	4.892828%	42,240,000.00	42,240,000.00	0.00	172,227.56	0.00	0.00	172,227.56	42,240,000.00	16.39%	14.25%
D	12591YAG0	4.922828%	63,361,000.00	63,361,000.00	0.00	259,929.44	0.00	0.00	259,929.44	63,361,000.00	8.70%	8.25%
E	12591YAJ4	3.525000%	9,240,000.00	9,240,000.00	0.00	27,142.50	0.00	0.00	27,142.50	9,240,000.00	7.57%	7.38%
F	12591YAL9	3.525000%	17,160,000.00	17,160,000.00	0.00	50,407.50	0.00	0.00	50,407.50	17,160,000.00	5.49%	5.75%
G*	12591YAN5	3.525000%	21,120,000.00	21,120,000.00	0.00	5,791.93	0.00	0.00	5,791.93	21,120,000.00	2.92%	3.75%
H	12591YAQ8	3.525000%	39,601,292.00	24,050,815.42	0.00	0.00	0.00	(13,806.68)	0.00	24,064,622.10	0.00%	0.00%
V	12591YAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591YAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591YAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,056,012,294.01	824,226,118.40	1,045,285.82	2,563,982.99	0.00	(13,806.68)	3,609,268.81	823,194,639.26

X-A	12591YBE4	1.205167%	774,849,000.00	558,613,302.98	0.00	561,018.81	0.00	0.00	561,018.81	557,568,017.16
X-B	12591YAA3	0.422411%	130,681,000.00	130,681,000.00	0.00	46,000.86	0.00	0.00	46,000.86	130,681,000.00
X-C	12591YAC9	1.397828%	26,400,000.00	26,400,000.00	0.00	30,752.22	0.00	0.00	30,752.22	26,400,000.00
X-D	12591YAE5	1.397828%	60,721,292.00	45,170,815.42	0.00	52,617.54	0.00	0.00	52,617.54	45,184,622.10
Notional SubTotal			992,651,292.00	760,865,118.40	0.00	690,389.43	0.00	0.00	690,389.43	759,833,639.26

Deal Distribution Total					1,045,285.82	3,254,372.42	0.00	(13,806.68)	4,299,658.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591YAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591YAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591YBA2	48.06903064	19.17955633	0.13487376	0.00000000	0.00000000	0.00000000	0.00000000	19.31443009	28.88947431
A-3	12591YBB0	950.91475338	0.00000000	2.80995308	0.00000000	0.00000000	0.00000000	0.00000000	2.80995308	950.91475338
A-4	12591YBC8	1,000.00000000	0.00000000	3.18249999	0.00000000	0.00000000	0.00000000	0.00000000	3.18249999	1,000.00000000
A-M	12591YBD6	1,000.00000000	0.00000000	3.34333324	0.00000000	0.00000000	0.00000000	0.00000000	3.34333324	1,000.00000000
B	12591YBF1	1,000.00000000	0.00000000	3.59416662	0.00000000	0.00000000	0.00000000	0.00000000	3.59416662	1,000.00000000
C	12591YBH7	1,000.00000000	0.00000000	4.07735701	0.00000000	0.00000000	0.00000000	0.00000000	4.07735701	1,000.00000000
D	12591YAG0	1,000.00000000	0.00000000	4.10235697	0.00000000	0.00000000	0.00000000	0.00000000	4.10235697	1,000.00000000
E	12591YAJ4	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
F	12591YAL9	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
G	12591YAN5	1,000.00000000	0.00000000	0.27423911	2.66326089	33.11571259	0.00000000	0.00000000	0.27423911	1,000.00000000
H	12591YAQ8	607.32400902	0.00000000	0.00000000	1.78401427	40.26001652	0.00000000	(0.34864216)	0.00000000	607.67265119
V	12591YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591YAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591YAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591YBE4	720.93182411	0.00000000	0.72403631	0.00000000	0.00000000	0.00000000	0.00000000	0.72403631	719.58280537
X-B	12591YAA3	1,000.00000000	0.00000000	0.35200878	0.00000000	0.00000000	0.00000000	0.00000000	0.35200878	1,000.00000000
X-C	12591YAC9	1,000.00000000	0.00000000	1.16485682	0.00000000	0.00000000	0.00000000	0.00000000	1.16485682	1,000.00000000
X-D	12591YAE5	743.90405626	0.00000000	0.86654184	0.00000000	0.00000000	0.00000000	0.00000000	0.86654184	744.13143416

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	7,350.62	0.00	7,350.62	0.00	0.00	0.00	7,350.62	0.00
A-3	08/01/23 - 08/30/23	30	0.00	674,388.74	0.00	674,388.74	0.00	0.00	0.00	674,388.74	0.00
A-4	08/01/23 - 08/30/23	30	0.00	929,713.27	0.00	929,713.27	0.00	0.00	0.00	929,713.27	0.00
A-M	08/01/23 - 08/30/23	30	0.00	119,159.74	0.00	119,159.74	0.00	0.00	0.00	119,159.74	0.00
B	08/01/23 - 08/30/23	30	0.00	317,871.69	0.00	317,871.69	0.00	0.00	0.00	317,871.69	0.00
C	08/01/23 - 08/30/23	30	0.00	172,227.56	0.00	172,227.56	0.00	0.00	0.00	172,227.56	0.00
D	08/01/23 - 08/30/23	30	0.00	259,929.44	0.00	259,929.44	0.00	0.00	0.00	259,929.44	0.00
E	08/01/23 - 08/30/23	30	0.00	27,142.50	0.00	27,142.50	0.00	0.00	0.00	27,142.50	0.00
F	08/01/23 - 08/30/23	30	0.00	50,407.50	0.00	50,407.50	0.00	0.00	0.00	50,407.50	0.00
G	08/01/23 - 08/30/23	30	643,155.78	62,040.00	0.00	62,040.00	56,248.07	0.00	0.00	5,791.93	699,403.85
H	08/01/23 - 08/30/23	30	1,523,699.40	70,649.27	0.00	70,649.27	70,649.27	0.00	0.00	0.00	1,594,348.67
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/23 - 08/30/23	30	0.00	561,018.81	0.00	561,018.81	0.00	0.00	0.00	561,018.81	0.00
X-B	08/01/23 - 08/30/23	30	0.00	46,000.86	0.00	46,000.86	0.00	0.00	0.00	46,000.86	0.00
X-C	08/01/23 - 08/30/23	30	0.00	30,752.22	0.00	30,752.22	0.00	0.00	0.00	30,752.22	0.00
X-D	08/01/23 - 08/30/23	30	0.00	52,617.54	0.00	52,617.54	0.00	0.00	0.00	52,617.54	0.00
Totals			2,166,855.18	3,381,269.76	0.00	3,381,269.76	126,897.34	0.00	0.00	3,254,372.42	2,293,752.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591YBH7	4.892828%	42,240,000.00	42,240,000.00	0.00	172,227.56	0.00	0.00	172,227.56	42,240,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			166,322,000.03	166,322,000.00	0.00	609,258.99	0.00	0.00	609,258.99	166,322,000.00

Exchangeable Certificate Details
PEZ	12591YBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	4,299,658.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,398,968.78	Master Servicing Fee	12,496.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,778.67
Interest Adjustments	0.00	Trustee Fee	273.25
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	354.88
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,795.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	17,698.99
Total Interest Collected	3,398,968.78

Principal		Expenses/Reimbursements
Scheduled Principal	1,031,479.14	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	115,655.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,872.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	13,806.68	Special Servicing Fees (Work Out)	369.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,045,285.82	Total Expenses/Reimbursements	126,897.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,254,372.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,045,285.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,299,658.24
Total Funds Collected	4,444,254.60	Total Funds Distributed	4,444,254.57

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	824,226,118.40	824,226,118.40	Beginning Certificate Balance	824,226,118.40
(-) Scheduled Principal Collections	1,031,479.14	1,031,479.14	(-) Principal Distributions	1,045,285.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(13,806.68)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(13,806.68)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(13,806.68)	(13,806.68)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	823,194,639.26	823,194,639.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	825,742,441.20	825,742,441.20	Ending Certificate Balance	823,194,639.26
Ending Actual Collateral Balance	824,805,273.27	824,805,273.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	182,378,971.94	22.16%	7	4.9550	NAP	Defeased	15	182,378,971.94	22.16%	7	4.9550	NAP
7,499,999 or less	11	53,175,658.93	6.46%	8	5.0431	1.643766	1.249 or less	3	61,182,416.64	7.43%	8	4.7533	0.701585
7,500,000 to 14,999,999	4	39,521,884.68	4.80%	8	4.9530	1.388135	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	61,909,388.23	7.52%	7	4.8609	1.831768	1.30 to 1.39	2	17,322,445.30	2.10%	8	5.2610	1.356274
25,000,000 to 49,999,999	3	121,307,997.46	14.74%	7	4.8503	1.720084	1.40 to 1.49	4	42,952,773.16	5.22%	7	4.9804	1.452371
50,000,000 to 74,999,999	1	71,495,046.71	8.69%	8	4.7500	2.080200	1.50 to 1.749	8	141,694,769.94	17.21%	9	4.6993	1.593221
75,000,000 or greater	3	293,405,691.31	35.64%	8	4.5863	1.831586	1.75 to 1.99	1	105,000,000.00	12.76%	8	4.5280	1.771500
Totals	40	823,194,639.26	100.00%	8	4.7889	1.713525	2.00 or greater	7	272,663,262.28	33.12%	7	4.7726	2.236805
							Totals	40	823,194,639.26	100.00%	8	4.7889	1.713525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	20	182,378,971.94	22.16%	7	4.9550	NAP
							Defeased	20	182,378,971.94	22.16%	7	4.9550	NAP
Alabama	1	9,720,422.16	1.18%	7	4.6266	2.139900
							Industrial	2	57,451,793.16	6.98%	6	5.0823	2.162588
Arizona	1	4,456,856.24	0.54%	8	4.7200	2.571500
							Lodging	8	49,352,751.92	6.00%	8	4.8908	1.972144
California	3	106,426,143.92	12.93%	9	4.6756	1.501278
							Multi-Family	9	32,750,900.16	3.98%	7	4.9635	2.274383
Colorado	3	11,257,174.71	1.37%	7	4.6266	2.139900
							Office	19	319,053,293.43	38.76%	8	4.6741	1.711563
Connecticut	1	5,652,397.63	0.69%	8	4.9900	1.524500
							Other	1	22,750,000.00	2.76%	7	4.8500	1.433300
Florida	10	39,894,131.26	4.85%	7	4.7565	2.224525
							Retail	10	159,456,928.65	19.37%	8	4.6467	1.729021
Georgia	1	3,853,001.27	0.47%	8	5.0150	1.571300
							Totals	69	823,194,639.26	100.00%	8	4.7889	1.713525
Illinois	2	54,370,652.14	6.60%	5	5.1138	2.214051
Indiana	1	660,515.47	0.08%	8	4.5500	1.666600
Kansas	1	5,965,958.00	0.72%	8	4.6800	1.676400
Louisiana	6	49,155,164.98	5.97%	8	4.8396	2.179092
Michigan	3	78,146,289.19	9.49%	8	4.7675	2.060350
Missouri	1	8,572,486.57	1.04%	7	4.6266	2.139900
Nebraska	2	9,850,027.90	1.20%	7	4.6266	2.139900
New York	3	125,847,969.69	15.29%	8	4.5868	1.767759
Ohio	4	56,878,760.85	6.91%	8	4.7102	0.778737
Oklahoma	1	8,609,516.82	1.05%	7	4.6266	2.139900
Tennessee	1	11,868,172.62	1.44%	7	4.6266	2.139900
Texas	1	22,750,000.00	2.76%	7	4.8500	1.433300
Virginia	1	13,497,500.39	1.64%	7	4.6266	2.139900
Washington	1	9,835,711.48	1.19%	7	5.0700	1.490700
Wisconsin	1	3,546,814.03	0.43%	7	5.1650	1.452200
Totals	69	823,194,639.26	100.00%	8	4.7889	1.713525

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	182,378,971.94	22.16%	7	4.9550	NAP	Defeased	15	182,378,971.94	22.16%	7	4.9550	NAP
	4.7499% or less	8	362,526,959.92	44.04%	8	4.6002	1.673974	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	7	178,545,005.08	21.69%	8	4.8114	1.988847	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	10	99,743,702.32	12.12%	6	5.1305	1.889800	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	823,194,639.26	100.00%	8	4.7889	1.713525	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	25	640,815,667.32	77.84%	8	4.7416	1.795298
								Totals	40	823,194,639.26	100.00%	8	4.7889	1.713525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	182,378,971.94	22.16%	7	4.9550	NAP	Defeased	15	182,378,971.94	22.16%	7	4.9550	NAP
	60 months or less	25	640,815,667.32	77.84%	8	4.7416	1.795298	Interest Only	4	275,000,000.00	33.41%	7	4.6832	1.975164
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	21	365,815,667.32	44.44%	8	4.7855	1.660085
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	823,194,639.26	100.00%	8	4.7889	1.713525	Totals	40	823,194,639.26	100.00%	8	4.7889	1.713525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	182,378,971.94	22.16%	7	4.9550	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	640,815,667.32	77.84%	8	4.7416	1.795298
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	823,194,639.26	100.00%	8	4.7889	1.713525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301981001	RT	Bronx	NY	Actual/360	4.528%	409,406.67	0.00	0.00	N/A	05/06/24	--	105,000,000.00	105,000,000.00	09/06/23
2	301981002	OF	Various	Various	Actual/360	4.627%	398,401.67	0.00	0.00	04/06/24	04/06/29	--	100,000,000.00	100,000,000.00	08/06/23
3	301981003	OF	Los Angeles	CA	Actual/360	4.610%	351,486.29	136,093.77	0.00	N/A	06/06/24	--	88,541,785.08	88,405,691.31	09/06/23
4	301981004	OF	Southfield	MI	Actual/360	4.750%	292,943.33	124,374.54	0.00	N/A	05/06/24	--	71,619,421.25	71,495,046.71	09/06/23
6	301981006	OF	Cleveland	OH	Actual/360	4.660%	184,014.11	87,009.96	0.00	N/A	05/06/24	--	45,857,039.87	45,770,029.91	03/06/22
7	301981007	IN	University Park	IL	Actual/360	5.068%	206,192.04	0.00	0.00	N/A	02/06/24	--	47,250,000.00	47,250,000.00	09/06/23
9	301981009	LO	Various	LA	Actual/360	4.795%	117,054.62	61,228.86	0.00	N/A	05/06/24	--	28,349,196.41	28,287,967.55	09/06/23
10	301981010	RT	Lake Zurich	IL	Actual/360	4.522%	112,023.47	45,463.69	0.00	N/A	04/06/24	01/06/24	28,765,454.32	28,719,990.63	09/06/23
11	301981011	MF	Lititz	PA	Actual/360	4.820%	104,256.35	46,406.82	0.00	N/A	05/06/24	--	25,118,648.51	25,072,241.69	09/06/23
12	301981012	MF	Fayetteville	NC	Actual/360	4.800%	101,489.67	42,268.64	0.00	N/A	05/06/24	--	24,553,953.44	24,511,684.80	09/06/23
13	301981013	MH	Ocean View	NJ	Actual/360	5.490%	100,770.00	41,020.44	0.00	N/A	03/06/24	--	21,315,706.41	21,274,685.97	09/06/23
14	301981014	RT	Metairie	LA	Actual/360	4.900%	88,235.52	44,446.16	0.00	N/A	05/01/24	--	20,911,643.58	20,867,197.42	09/01/23
15	301981015	MF	Dallas	TX	Actual/360	4.950%	91,024.20	35,799.55	0.00	N/A	05/06/24	--	21,354,650.60	21,318,851.05	09/06/23
16	301981016	98	Austin	TX	Actual/360	4.850%	95,012.85	0.00	0.00	04/05/24	04/05/44	--	22,750,000.00	22,750,000.00	09/05/23
17	656100232	MF	Various	FL	Actual/360	4.830%	76,221.78	34,023.18	0.00	N/A	04/06/24	--	18,326,213.99	18,292,190.81	09/06/23
18	301981018	IN	Lansdale	PA	Actual/360	5.041%	75,672.04	36,508.63	0.00	N/A	02/05/24	--	17,432,495.60	17,395,986.97	09/05/23
20	301981020	IN	Rochester	NY	Actual/360	5.150%	45,388.18	32,935.69	0.00	05/05/24	05/05/25	--	10,234,728.85	10,201,793.16	09/05/23
21	301981021	LO	Santa Cruz	CA	Actual/360	4.880%	47,145.77	19,043.20	0.00	N/A	05/05/24	--	11,219,248.16	11,200,204.96	09/05/23
22	301981022	OF	Richland	WA	Actual/360	5.070%	43,030.79	20,549.38	0.00	N/A	04/05/24	--	9,856,260.86	9,835,711.48	09/05/23
23	301981023	MH	Gettysburg	PA	Actual/360	5.490%	46,555.74	18,951.44	0.00	N/A	06/06/24	03/06/24	9,847,856.86	9,828,905.42	09/06/23
25	301981025	RT	Poinciana	FL	Actual/360	4.670%	33,377.12	15,722.32	0.00	N/A	05/06/24	--	8,299,897.40	8,284,175.08	09/06/23
26	301981026	MF	Chicago	IL	Actual/360	5.420%	33,298.89	13,974.62	0.00	N/A	05/05/24	--	7,134,626.76	7,120,652.14	09/05/23
27	301981027	RT	Redding	CA	Actual/360	5.190%	30,542.88	13,885.08	0.00	N/A	05/05/24	--	6,834,132.73	6,820,247.65	09/05/23
28	301981028	LO	Manchester	CT	Actual/360	4.990%	24,342.42	12,656.11	0.00	N/A	05/01/24	--	5,665,053.74	5,652,397.63	09/01/23
29	301981029	RT	Olathe	KS	Actual/360	4.680%	24,096.59	13,345.17	0.00	05/01/24	05/01/29	--	5,979,303.17	5,965,958.00	09/01/23
30	301981030	MF	Columbus	OH	Actual/360	4.750%	19,923.78	10,592.59	0.00	N/A	05/06/24	--	4,871,008.38	4,860,415.79	09/06/23
31	301981031	SS	Various	HI	Actual/360	4.650%	19,235.94	10,542.09	0.00	N/A	06/01/24	--	4,803,981.30	4,793,439.21	09/01/23
33	301981033	RT	Various	FL	Actual/360	4.940%	20,057.04	9,959.91	0.00	N/A	05/01/24	--	4,714,988.30	4,705,028.39	09/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	301981034	RT	Various	Various	Actual/360	4.550%	18,237.30	10,431.10	0.00	05/01/24	05/01/29	--	4,654,680.48	4,644,249.38	09/01/23
35	301981035	LO	Streetsboro	OH	Actual/360	5.430%	19,757.08	13,178.29	0.00	N/A	05/05/24	--	4,225,360.06	4,212,181.77	09/05/23
36	301981036	MF	Dixon	CA	Actual/360	5.300%	21,846.54	7,584.61	0.00	N/A	04/05/24	--	4,786,825.22	4,779,240.61	09/05/23
37	656100237	MF	Buckeye	AZ	Actual/360	4.720%	18,151.37	9,036.29	0.00	N/A	05/06/24	--	4,465,892.53	4,456,856.24	09/06/23
40	301981040	OF	Rancho Cordova	CA	Actual/360	4.900%	17,866.80	8,324.56	0.00	N/A	05/01/24	--	4,234,397.25	4,226,072.69	09/01/23
41	301981041	IN	Downers Grove	IL	Actual/360	4.950%	17,139.91	8,481.05	0.00	N/A	05/01/24	--	4,021,093.76	4,012,612.71	09/01/23
42	301981042	RT	Chelsea	MI	Actual/360	5.170%	17,943.23	8,325.21	0.00	N/A	03/05/24	--	4,030,425.06	4,022,099.85	09/05/23
43	301981043	RT	Johns Creek	GA	Actual/360	5.015%	16,673.89	8,062.09	0.00	N/A	05/06/24	--	3,861,063.36	3,853,001.27	09/06/23
44	301981044	MF	Jacksonville	FL	Actual/360	4.850%	15,445.57	8,300.56	0.00	N/A	10/05/23	--	3,698,306.96	3,690,006.40	09/05/23
45	301981045	OF	Brookfield	WI	Actual/360	5.165%	15,807.42	7,301.25	0.00	N/A	04/06/24	--	3,554,115.28	3,546,814.03	03/06/23
46	301981046	LO	Pooler	GA	Actual/360	5.923%	16,319.45	9,585.70	0.00	N/A	12/06/23	--	3,199,395.31	3,189,809.61	09/06/23
49	301981049	MF	Coral Springs	FL	Actual/360	5.060%	12,580.47	6,066.59	0.00	N/A	03/05/24	--	2,887,267.56	2,881,200.97	09/05/23
Totals							3,398,968.78	1,031,479.14	0.00				824,226,118.40	823,194,639.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,555,537.61	15,943,164.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	37,402,315.00	9,563,975.00	01/01/23	03/31/23	--	0.00	0.00	397,540.56	397,540.56	0.00	0.00
3	10,725,495.80	7,490,442.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,123,589.85	9,931,342.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	814,310.00	01/01/23	06/30/23	09/07/23	28,883,751.10	1,916,200.05	154,717.17	2,955,125.64	1,211,701.12	0.00
7	6,026,357.80	3,013,178.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,899,606.68	6,033,707.57	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,159,682.00	1,434,675.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,550,340.99	799,548.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,460,752.52	0.00	--	--	--	0.00	0.00	0.00	0.00	416.32	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,231,495.51	671,725.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,176,564.02	1,056,562.38	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,101,216.00	595,972.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,258,360.28	267,611.78	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	906,422.00	429,291.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	848,924.41	647,681.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,101,478.00	0.00	--	--	--	0.00	7,149.79	0.00	0.00	0.00	0.00
29	800,547.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	589,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	465,739.10	501,030.76	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	751,418.00	445,142.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	517,965.00	264,671.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	413,295.83	256,374.78	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	402,717.00	0.00	--	--	--	0.00	0.00	23,058.17	138,469.42	5,612.02	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	422,242.64	450,086.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	126,891,866.04	60,610,495.13				28,883,751.10	1,923,349.84	575,315.90	3,491,135.62	1,217,729.46	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/23	0	0.00	0	0.00	2	49,316,843.94	0	0.00	1	45,770,029.91	0	0.00	0	0.00	0	0.00	4.788870%	4.718591%	8
08/11/23	0	0.00	0	0.00	2	49,411,155.15	0	0.00	1	45,857,039.87	0	0.00	0	0.00	0	0.00	4.788964%	4.749040%	9
07/12/23	0	0.00	0	0.00	2	49,505,086.27	0	0.00	1	45,943,702.07	0	0.00	0	0.00	0	0.00	4.789058%	4.749120%	10
06/12/23	0	0.00	1	3,569,130.74	1	46,035,953.19	0	0.00	1	46,035,953.19	0	0.00	0	0.00	0	0.00	4.789158%	4.749203%	11
05/12/23	1	3,576,333.17	0	0.00	1	46,121,900.32	0	0.00	1	46,121,900.32	0	0.00	0	0.00	0	0.00	4.789252%	4.749284%	12
04/12/23	0	0.00	0	0.00	2	49,797,477.75	0	0.00	1	46,213,462.11	0	0.00	0	0.00	0	0.00	4.789352%	4.749368%	13
03/10/23	0	0.00	1	3,591,152.16	1	46,298,699.79	0	0.00	1	46,298,699.79	0	0.00	1	999.10	0	0.00	4.789445%	4.749447%	14
02/10/23	1	3,599,799.63	0	0.00	1	46,401,544.04	0	0.00	1	46,401,544.04	0	0.00	0	0.00	1	3,019,064.04	4.789556%	4.749541%	15
01/12/23	0	0.00	0	0.00	2	49,514,342.46	0	0.00	1	46,486,030.00	1	3,028,312.46	0	0.00	0	0.00	4.791136%	4.750284%	16
12/12/22	0	0.00	0	0.00	2	49,607,697.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.791230%	4.751443%	17
11/14/22	0	0.00	0	0.00	2	49,707,129.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.791328%	4.751526%	18
10/13/22	0	0.00	0	0.00	2	49,799,706.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.791420%	4.751603%	19
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	301981002	08/06/23	0	B	397,540.56	397,540.56	0.00	100,000,000.00	09/06/23	0
6	301981006	03/06/22	17	6	154,717.17	2,955,125.64	1,233,477.96	47,336,325.76	06/28/21	7			01/04/23
45	301981045	03/06/23	5	6	23,058.17	138,469.42	123,124.63	3,591,152.16	12/29/22	13
Totals					575,315.90	3,491,135.62	1,356,602.59	150,927,477.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		138,252,686	138,252,686	0		0
7 - 12 Months		541,379,953	492,063,109	3,546,814		45,770,030
13 - 24 Months		10,201,793	10,201,793	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		133,360,207	133,360,207	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	823,194,639	773,877,795	0	0	3,546,814	45,770,030
Aug-23	824,226,118	774,814,963	0	0	3,554,115	45,857,040
Jul-23	825,253,295	775,748,209	0	0	3,561,384	45,943,702
Jun-23	826,350,034	776,744,950	0	3,569,131	0	46,035,953
May-23	827,376,738	777,678,504	3,576,333	0	0	46,121,900
Apr-23	828,473,291	778,675,813	0	0	3,584,016	46,213,462
Mar-23	829,491,137	779,601,285	0	3,591,152	0	46,298,700
Feb-23	830,729,042	780,727,698	3,599,800	0	0	46,401,544
Jan-23	834,765,790	785,251,448	0	0	3,028,312	46,486,030
Dec-22	835,779,227	786,171,529	0	0	49,607,698	0
Nov-22	836,863,723	787,156,593	0	0	49,707,130	0
Oct-22	837,868,403	788,068,696	0	0	49,799,706	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	301981002	100,000,000.00	100,000,000.00	540,100,000.00	03/01/14	9,492,503.50	2.13990	03/31/23	04/06/29	I/O
6	301981006	45,770,029.91	47,336,325.76	26,000,000.00	12/13/22	774,402.00	0.57140	06/30/23	05/06/24	248
45	301981045	3,546,814.03	3,591,152.16	3,900,000.00	02/08/23	402,717.00	1.45220	12/31/22	04/06/24	246
Totals		149,316,843.94	150,927,477.92	570,000,000.00		10,669,622.50

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	301981002	OF	Various	09/06/23	0
Special Servicer comments are not available for this cycle.

6	301981006	OF	OH	06/28/21	7

REO Title Date:1/4/2023: The collateral is a 21-story Class B office building built in 1972 and renovated in 2006 and 2013, located in Cleveland, OH CBD. The building is situated on a 1.09 acre site and includes an attached 7-story garage with

420 s paces. As of 8/30/2023, the building is 72.5% occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: Pending evaluation. Leasing: Agent in discussions with several existing tenants about renewals.

Signed a short term lease with new tenant that would occupy approx. 27,000 SF. Marketing: Evaluating marketing the property for sale in the early fall.

45	301981045	OF	WI	12/29/22	13

Loan was transferred 12/30/2022 for imminent default due to reduced occupancy at the property. T1 BMO (52% NRA) vacated at YE 22, leaving the building ~15% occupied. The Borrower hired 1st Service Solutions to act as third party consultants. All parties have executed a PNL. Borrower has requested Opex be disbursed by Lender prior to Debt Service in an effort to continue funding the property. Borrower has submitted a DPO offer that was deemed unacceptable to

Lender and subsequently denied. 1st Service Solutions, 2nd workout proposal involved Lender auctioning the note and allowing the borrower to participate. Note is being offered for sale via auction on September 20, 2023. Receiver was appointed 8/24/23 via stipulated judgement. Lender will continue moving forward with foreclosure in case the property does not trade at auction.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	301981021	11,884,722.46	4.88000%	11,884,722.46	4.88000%	10	08/04/20	05/05/20	09/08/20
25	301981025	8,888,964.18	4.67000%	8,888,964.18	4.67000%	10	05/18/20	06/06/20	06/08/20
28	301981028	0.00	4.99000%	0.00	4.99000%	9	12/30/21	04/01/20	--
35	301981035	0.00	5.43000%	0.00	5.43000%	8	07/19/18	07/27/18	--
48	301981048	0.00	5.20000%	0.00	5.20000%	8	12/12/22	12/12/22	--
Totals		20,773,686.64		20,773,686.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	301981019 10/11/19	13,236,874.13	20,010,000.00	11,497,370.71	11,306,599.88	11,497,370.71	190,770.83	13,046,103.30	0.00	(204,508.75)	13,250,612.05	92.87%
39	301981039 08/12/19	4,616,683.89	5,300,000.00	3,157,411.28	869,232.31	3,026,375.42	2,157,143.11	2,459,540.78	13,806.68	175,154.25	2,284,386.53	45.73%
48	301981048 02/10/23	3,028,312.46	3,460,000.00	3,179,491.30	151,178.84	3,179,491.30	3,028,312.46	0.00	0.00	(136.00)	136.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,881,870.48	28,770,000.00	17,834,273.29	12,327,011.03	17,703,237.43	5,376,226.40	15,505,644.08	13,806.68	(29,490.50)	15,535,134.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	301981019	08/11/23	0.00	0.00	13,250,612.05	0.00	0.00	1,435.25	0.00	0.00	13,250,612.41
		07/12/23	0.00	0.00	13,249,176.80	0.00	0.00	27,672.87	0.00	0.00
		05/12/23	0.00	0.00	13,221,503.93	0.00	0.00	3,958.25	0.00	0.00
		04/12/23	0.00	0.00	13,217,545.68	0.00	0.00	12,359.86	0.00	0.00
		01/12/23	0.00	0.00	13,205,185.82	0.00	0.00	4,027.37	0.00	0.00
		12/12/22	0.00	0.00	13,201,158.45	0.00	0.00	5,044.49	0.00	0.00
		10/13/22	0.00	0.00	13,196,113.96	0.00	0.00	1,708.40	0.00	0.00
		08/12/22	0.00	0.00	13,194,405.56	0.00	0.00	7,424.01	0.00	0.00
		06/10/22	0.00	0.00	13,186,981.55	0.00	0.00	13,831.99	0.00	0.00
		05/12/22	0.00	0.00	13,173,149.56	0.00	0.00	10,686.62	0.00	0.00
		04/12/22	0.00	0.00	13,162,462.94	0.00	0.00	752.00	0.00	0.00
		01/12/22	0.00	0.00	13,161,710.94	0.00	0.00	8,256.37	0.00	0.00
		12/10/21	0.00	0.00	13,153,454.57	0.00	0.00	3,253.12	0.00	0.00
		10/13/21	0.00	0.00	13,150,201.81	0.00	0.00	14,604.22	0.00	0.00
		08/12/21	0.00	0.00	13,135,597.59	0.00	0.00	2,353.50	0.00	0.00
		07/12/21	0.00	0.00	13,133,244.09	0.00	0.00	6,121.86	0.00	0.00
		06/11/21	0.00	0.00	13,127,122.23	0.00	0.00	22,309.87	0.00	0.00
		03/12/21	0.00	0.00	13,104,812.36	0.00	0.00	967.00	0.00	0.00
		01/12/21	0.00	0.00	13,103,845.36	0.00	0.00	6,196.50	0.00	0.00
		12/11/20	0.00	0.00	13,097,648.86	0.00	0.00	1,350.00	0.00	0.00
		09/14/20	0.00	0.00	13,096,298.86	0.00	0.00	13,797.75	0.00	0.00
		07/10/20	0.00	0.00	13,082,501.11	0.00	0.00	517.50	0.00	0.00
		06/12/20	0.00	0.00	13,081,983.61	0.00	0.00	1,142.50	0.00	0.00
		05/12/20	0.00	0.00	13,080,841.11	0.00	0.00	23,366.32	0.00	0.00
		01/10/20	0.00	0.00	13,057,474.79	0.00	0.00	4,426.87	0.00	0.00
		12/12/19	0.00	0.00	13,053,047.92	0.00	0.00	6,944.62	0.00	0.00
		10/11/19	0.00	0.00	13,046,103.30	0.00	0.00	13,046,103.30	0.00	0.00
39	301981039	09/12/23	0.00	0.00	2,284,386.53	0.00	0.00	(13,806.68)	0.00	0.00	2,284,386.53
		11/15/21	0.00	0.00	2,298,193.21	0.00	0.00	8,198.50	0.00	0.00
		10/13/21	0.00	0.00	2,289,994.71	0.00	0.00	(221,281.09)	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
39	301981039	09/13/21	0.00	0.00	2,511,275.80	0.00	0.00	7,639.00	0.00	0.00
		08/12/21	0.00	0.00	2,503,636.80	0.00	0.00	8,568.00	0.00	0.00
		07/12/21	0.00	0.00	2,495,068.80	0.00	0.00	2,931.00	0.00	0.00
		06/11/21	0.00	0.00	2,492,137.80	0.00	0.00	2,943.48	0.00	0.00
		05/12/21	0.00	0.00	2,489,194.32	0.00	0.00	10,948.00	0.00	0.00
		03/12/21	0.00	0.00	2,478,246.32	0.00	0.00	188.00	0.00	0.00
		01/12/21	0.00	0.00	2,478,058.32	0.00	0.00	2,324.00	0.00	0.00
		12/11/20	0.00	0.00	2,475,734.32	0.00	0.00	9,728.00	0.00	0.00
		09/14/20	0.00	0.00	2,466,006.32	0.00	0.00	28,735.16	0.00	0.00
		05/12/20	0.00	0.00	2,437,271.16	0.00	0.00	20,215.00	0.00	0.00
		03/12/20	0.00	0.00	2,417,056.16	0.00	0.00	(61,036.09)	0.00	0.00
		01/10/20	0.00	0.00	2,478,092.25	0.00	0.00	2,178.50	0.00	0.00
		12/12/19	0.00	0.00	2,475,913.75	0.00	0.00	13,887.97	0.00	0.00
		10/11/19	0.00	0.00	2,462,025.78	0.00	0.00	2,485.00	0.00	0.00
		08/12/19	0.00	0.00	2,459,540.78	0.00	0.00	2,459,540.78	0.00	0.00
48	301981048	08/11/23	0.00	0.00	136.00	0.00	0.00	430.00	0.00	0.00	1,671.69
		07/12/23	0.00	0.00	136.00	0.00	0.00	136.00	0.00	0.00
		02/27/23	0.00	0.00	0.00	0.00	0.00	1,105.69	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(13,806.68)	0.00	0.00	(13,806.68)
Cumulative Totals			0.00	0.00	15,535,134.58	0.00	0.00	15,536,670.63	0.00	0.00	15,536,670.63

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	9,872.00	0.00	0.00	115,655.35	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	369.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,872.00	0.00	369.99	115,655.35	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		126,897.34

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Supplemental Notes
None

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